ENTITY-WIDE DISCLOSURE	12 Months Ended
Dec. 31, 2025
Segments, Geographical Areas [Abstract]
ENTITY-WIDE DISCLOSURE
NOTE 16 -          ENTITY-WIDE DISCLOSURE

Total revenues - by geographical location were attributed according to customer residential country as follows:

	Year ended December 31,
	2025	2024	2023
Sale of products
United States	$30,758	$29,678	$23,937
Israel	7,935	3,146	3,527
Europe	3,708	3,658	1,802
Other	8,449	11,228	5,975
	$50,850	$47,710	$35,241

	Year ended December 31,
	2025	2024	2023
Sale of Services
United States	$86,960	$74,648	$58,062
Israel	6,071	4,722	4,170
Europe	16,975	12,294	6,656
Other	17,159	12,742	9,665
	$127,165	$104,406	$78,553

Total long-lived assets - by geographical location were as follows:

	December 31,
	2025	2024	2023
United States	$37,790	$34,822	$35,002
Israel	14,939	13,773	11,569
Total	$52,729	$48,595	$46,571

Major Customers

The Company has a single customer in MRO services for Aviation Components and lease which has annual sales in 2025 constitute 14.48% from the total group sales. The Company has a single customer which has annual sales in 2024 constitute 12.8% from the total group sales. The Company has a single customer which has annual sales in 2023 constitute 12.6% from the total group sales.